COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of assets pledged
Assets Pledged

(in millions of $)	June 30, 2025	December 31, 2024
Vessels, rigs and equipment, net	3,227	3,462
Investments in sales-type leases	—	35
Book value of consolidated assets pledged under mortgages	3,227	3,497